Schedule of Investments(a)
Invesco Real Assets ESG ETF (IVRA)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.17%
Consumer Staples-1.71%
Archer-Daniels-Midland Co.	3,036	$204,353
Energy-23.50%
Cheniere Energy, Inc.	1,587	335,682
Enbridge, Inc. (Canada)	6,718	329,761
Energy Transfer L.P.	10,184	187,895
Enterprise Products Partners L.P.	3,558	118,090
MPLX L.P.	3,781	211,358
ONEOK, Inc.	5,310	420,499
Targa Resources Corp.	2,274	457,028
TC Energy Corp. (Canada)	3,646	214,966
Williams Cos., Inc. (The)	7,918	532,565
		2,807,844
Materials-15.12%
Agnico Eagle Mines Ltd. (Canada)	301	57,535
Corteva, Inc.	5,696	414,669
Freeport-McMoRan, Inc.	5,502	331,386
International Paper Co.	3,367	135,757
Newmont Corp.	2,626	295,031
Nutrien Ltd. (Canada)	3,946	273,188
Smurfit WestRock PLC	4,214	175,429
West Fraser Timber Co. Ltd. (Canada)	1,805	123,950
		1,806,945
Real Estate-48.56%
Agree Realty Corp.	2,994	216,257
American Homes 4 Rent, Class A	4,788	149,960
American Tower Corp.	2,585	463,439
AvalonBay Communities, Inc.	809	143,735
Brixmor Property Group, Inc.	1,879	50,338
Crown Castle, Inc.	2,162	187,683
Digital Realty Trust, Inc.	1,811	300,535
EastGroup Properties, Inc.	956	173,648
Equinix, Inc.	444	364,493
Equity LifeStyle Properties, Inc.	2,500	157,925
Equity Residential	2,808	174,995
Extra Space Storage, Inc.	622	85,817
Federal Realty Investment Trust	1,184	119,773
Fibra Uno Administracion S.A. de C.V. (Mexico)	37,228	58,330
Healthpeak Properties, Inc.	2,973	51,255
Host Hotels & Resorts, Inc.	2,936	54,404
	Shares	Value
Real Estate-(continued)
Invitation Homes, Inc.	6,653	$177,835
Kimco Realty Corp.	3,927	82,781
Mid-America Apartment Communities, Inc.	600	80,580
NNN REIT, Inc.	822	34,253
Omega Healthcare Investors, Inc.	790	34,665
PotlatchDeltic Corp.	1,270	52,997
Prologis, Inc.	3,872	505,528
Public Storage	1,099	303,533
Realty Income Corp.	2,326	142,258
Regency Centers Corp.	1,918	139,765
SBA Communications Corp., Class A	1,102	202,889
Simon Property Group, Inc.	1,183	226,320
UDR, Inc.	2,034	75,563
Ventas, Inc.	3,431	266,486
Welltower, Inc.	2,710	510,456
Weyerhaeuser Co.	8,304	214,077
		5,802,573
Utilities-10.28%
American Water Works Co., Inc.	894	115,442
CenterPoint Energy, Inc.	866	34,372
Consolidated Edison, Inc.	1,582	168,689
Edison International	3,145	195,871
Essential Utilities, Inc.	6,755	262,026
PG&E Corp.	16,158	249,156
Sempra	2,328	202,559
		1,228,115
Total Common Stocks & Other Equity Interests (Cost $10,812,053)		11,849,830
Money Market Funds-0.72%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(b)(c) (Cost $86,551)	86,551	86,551
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $10,898,604)		11,936,381
OTHER ASSETS LESS LIABILITIES-0.11%		12,743
NET ASSETS-100.00%		$11,949,124

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$74,620	$533,846	$(521,915)	$-	$-	$86,551	$817
See accompanying notes which are an integral part of this schedule.

Invesco Real Assets ESG ETF (IVRA)—(continued)
January 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$83,003	$609,551	$(692,554)	$-	$-	$-	$1,280 *
Invesco Private Prime Fund	203,680	1,579,507	(1,783,187)	-	-	-	3,428 *
Total	$361,303	$2,722,904	$(2,997,656)	$-	$-	$86,551	$5,525

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2026, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.